STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2018
Stockholders' Equity Note [Abstract]
Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
This table does not include the special warrants; see Special Warrant section below:

Range of exercise Prices	Number of warrants Outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price of outstanding Warrants	Number of warrants Exercisable	Weighted average exercise price of exercisable Warrants
$0.49	35,782,952	2.73	$0.49	35,782,952	$0.49
0.50	2,736,500	2.98	0.50	2,736,500	0.50
0.60	17,500,000	2.76	0.60	17,500,000	0.60
0.75	1,042,738	2.37	0.75	1,042,738	0.75
0.80	1,343,400	2.79	0.80	1,343,400	0.80
1.10	279,875	2.79	1.10	279,875	1.10
	58,685,465	2.74	$0.53	58,685,465	$0.53

The following table summarizes the significant terms of warrants outstanding at May 31, 2018. These warrants were granted as part of financing agreements. This table includes the 205,238 Unit Warrants:

		Weighted	Weighted		Weighted
		average	average		average
Range of	Number of	remaining	exercise		exercise
exercise	warrants	contractual	price of	Number of	price of
Prices	Outstanding	life (years)	outstanding Warrants	warrants Exercisable	exercisable Warrants
$0.75	2,825,988	3.33	$0.75	2,825,988	$0.75
0.60	1,875,000	4.96	0.60	1,875,000	0.60
	4,700,988	3.98	0.69	4,700,988	0.69

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
This table does not include the special warrants; see Special Warrant section below.

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at May 31, 2018	4,700,988	$0.62
Granted	54,399,477	$0.53
Exercised	(415,000)	$0.75
Cancelled / Expired	-	$-
Warrants outstanding at February 28, 2019	58,685,465	$0.53

Transactions involving warrants are summarized as follows:

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at May 31, 2017	-	$-
Granted	4,700,988	$0.69
Exercised	-	$-
Cancelled / Expired	-	$-
Warrants outstanding at May 31, 2018	4,700,988	$0.69